STATUTORY RESERVES (Details Textual) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2013 Prc [Member] USD ($)	Dec. 31, 2013 Prc [Member] CNY	Dec. 31, 2012 Prc [Member] CNY	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Prc [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Prc [Member]
Percentage Of Net Profit For Statutory Reserve	10.00%
Percentage Of Net Profit For Statutory Public Walefare Fund						10.00%		5.00%
Percentage On Statutory Reserve On Registered Capital					50.00%		25.00%
Statutory Reserves		$ 2,670	16,162	41,625